RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF COMPENSATION TO KEY MANAGEMENT PERSONNEL

Compensation to key management personnel were as follows:

	2022	2021	2020

Salaries	$2,010,479	$1,782,297	$1,501,058
Share-based payments (1)	1,711,716	2,077,333	2,144,930

Total	$3,722,195	$3,859,630	$3,645,988

(1)	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.